FAIR VALUE MEASUREMENT AND FAIR VALUE OF FINANCIAL INSTRUMENTS - Estimated Fair Values and Related Carrying Values of Financial Instruments (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
4.375% Senior Notes, due 2023
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Note, carrying value	$ 248,759	$ 248,567	$ 248,310
Note, fair value	$ 254,408	$ 262,033	260,265
Stated interest rate (as a percent)	4.375%	4.375%
3.45% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Note, carrying value	$ 748,225	$ 747,655	747,474
Note, fair value	$ 687,698	$ 741,113	719,273
Stated interest rate (as a percent)	3.45%	3.45%
Interest rate swap agreements
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative, carrying value	$ 87	$ 1,163	3,888
Derivative, fair value	$ 87	$ 1,163	$ 3,888